LEASE LIABILITIES - (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [Line Items]
Current portion	$ 27,375	$ 28,120
Non-current portion	5,896	23,124
Lease liabilities	33,271	51,244
Restatement [Member]
Lease Liabilities [Line Items]
Current portion	27,375	28,120
Non-current portion	5,896	23,124
Lease liabilities	$ 33,271	$ 51,244	$ 57,946